Long-term debt: (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016		Jul. 18, 2011
Disclosure of detailed information about borrowings [line items]
Term loan	$ 0	$ 71,064,176
Less: Current portion of long-term debt		2,883,752	[1]
Net long-term debt		68,180,424	[1]
Crown Capital Fund IV LP term loan
Disclosure of detailed information about borrowings [line items]
Term loan	0	54,808,473
Knight Therapeutics Inc. loan
Disclosure of detailed information about borrowings [line items]
Term loan	0	12,721,292
Dena Bank loan
Disclosure of detailed information about borrowings [line items]
Term loan	0	918,567
Manitoba Industrial Opportunities Program loan
Disclosure of detailed information about borrowings [line items]
Term loan	$ 0	$ 2,615,844		$ 5,000,000

[1]	Restated